Document and Entity Information	Jul. 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2025
Entity Registrant Name	AUBURN NATIONAL BANCORPORATION, INC
Entity Incorporation State Country Code	DE
Entity File Number	0-26486
Entity Tax Identification Number	63-0885779
Entity Address Address Line 1	100 North Gay Street
Entity Address Address Line 2	P.O. Drawer 3110
Entity Address City Or Town	Auburn
Entity Address State Or Province	AL
Entity Address Postal Zip Code	36831-3110
City Area Code	334
Local Phone Number	821-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	AUBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000750574
Amendment Flag	false